RELATED-PARTY TRANSACTIONS DISCLOSURE (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jun. 05, 2023	Jul. 29, 2020
Foregiveness of debt			$ 255,493
Net smelter returns					1.25%
Purchase of goods, related party			10,000
Debt interest rate	8.00%			8.00%
Interest on notes payable	$ 162,724	$ 118,144	105,766
Debt forgiven from a company controlled by officers and directors
Foregiveness of debt		$ 16,925
NSR AgreementsCEO
Purchase of goods, related party			2,003
NSR AgreementsCFO
Purchase of goods, related party			1,335
NSR Agreements Major Shareholder
Purchase of goods, related party			3,338
Note payable to related company
Interest on notes payable			$ 104,422